Vessels, net/Assets held for sale, Disposal of vessels (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Vessel	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	May 01, 2024 USD ($)	Feb. 15, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 21, 2023 USD ($)	Dec. 07, 2023 USD ($)	Nov. 10, 2023 USD ($)
Assets Held for Sale/ Disposal of Vessels [Abstract]
Gain of sale of vessel			$ 19,307,595	$ 3,128,568
Impairment charges			0		$ 0
Assets held for sale	$ 0		$ 0		38,656,048
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel	9		9
Number of vessels | Vessel	10		10
Vessels, net [Abstract]
Carrying value	$ 173,358,856		$ 173,358,856		$ 229,536,996
M/V Magic Moon [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price											$ 11,800,000
Gain of sale of vessel		$ 2,400,000
M/V Magic Orion [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price										$ 17,400,000
Gain of sale of vessel		1,400,000
M/V Magic Venus [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price									$ 17,500,000
Gain of sale of vessel	3,200,000
M/V Magic Nova [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price								$ 16,100,000
Gain of sale of vessel		$ 4,100,000
M/V Magic Horizon [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price								$ 15,800,000
Gain of sale of vessel	4,400,000
M/V Magic Nebula [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price							$ 16,200,000
Gain of sale of vessel	1,800,000
M/V Magic Vela [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price						$ 16,400,000
Gain of sale of vessel	2,000,000
Vessels Mortgaged as Collateral [Member]
Vessels, net [Abstract]
Carrying value	$ 152,800,000		$ 152,800,000